Risks and Financial Instruments - Summary of the financial assets and financial liabilities measured at fair value (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 6,994,406	R$ 6,369,928
Financial liabilities, fair value	15,224,750	13,784,913
Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	2,680,327	1,297,804
Financial liabilities, fair value	2,841,436	2,523,643
Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	4,314,079	5,072,124
Financial liabilities, fair value	R$ 12,383,314	R$ 11,261,270
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 1,567,374	R$ 1,047,809
Financing [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 1,567,374	R$ 1,047,809
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 6,840,079	R$ 6,761,907
Financing [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	2,841,436	2,523,643
Financing [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 3,998,643	R$ 4,238,264
Debentures [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 5,770,979	R$ 5,037,072
Debentures [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 5,770,979	5,037,072
Debentures 2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 833,213	554,402
Debentures 2 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 833,213	R$ 554,402
Finance Leases [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 46,066	R$ 48,515
Finance Leases [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 46,066	R$ 48,515
Currency interest rate hedging [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 43,944	R$ 163,749
Currency interest rate hedging [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 43,944	R$ 163,749
Subscription warrants indemnification [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 123,095	R$ 171,459
Subscription warrants indemnification [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial liabilities, fair value	R$ 123,095	R$ 171,459
Cash and bank deposits [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 205,482	R$ 147,926
Cash and bank deposits [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 205,482	R$ 147,926
Financial investments local currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss
Financial assets, fair value	R$ 3,722,308	R$ 4,821,605
Financial investments local currency [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 3,722,308	R$ 4,821,605
Financial investments foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 11,161	R$ 32,473
Financial investments foreign currency [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 11,161	R$ 32,473
Fixed income securities local currency1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 2,462,018	R$ 1,076,849
Fixed income securities local currency1 [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 2,462,018	R$ 1,076,849
Fixed income securities local currency2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 2,208	R$ 2,720
Fixed income securities local currency2 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 2,208	R$ 2,720
Fixed income securities local currency3 [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost	Measured at amortized cost
Financial assets, fair value	R$ 73,089	R$ 73,471
Fixed income securities local currency3 [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 73,089	R$ 73,471
Fixed income securities foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income	Measured at fair value through other comprehensive income
Financial assets, fair value	R$ 154,811	R$ 129,131
Fixed income securities foreign currency [member] | Level 1 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	1,666	40,556
Fixed income securities foreign currency [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 153,145	R$ 88,575
Currency interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 363,329	R$ 85,753
Currency interest rate hedging instruments [member] | Level 2 [member]
Summary of risks and financial instruments [line items]
Financial assets, fair value	R$ 363,329	R$ 85,753
Debentures 1 [member]
Summary of risks and financial instruments [line items]
Category		Measured at fair value through profit or loss